Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Columbia Variable Portfolio - Dividend Opportunity Fund Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 3
Average Annual Return, Percent		12.28%	8.67%	7.79%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent		12.15%	8.53%	7.65%
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent		12.42%	8.80%	7.92%